PRINCIPAL ACCOUNTING POLICIES - Summary of RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 122.00	$ 101.03	$ 70.42
Granted (in dollars per share)	322.20	247.91	172.56
Exercised (in dollars per share)	80.70	65.65	62.52
Forfeited (in dollars per share)	199.32	156.32	117.63
Outstanding, ending (in dollars per share)	$ 157.82	$ 122.00	$ 101.03
Unrecognized compensation cost	$ 197.0
Weighted average recognized period	2 years 10 months 24 days
Restricted stock units (RSUs)
Number of Shares
Outstanding at the beginning of the period (in shares)	865,408	1,058,608	623,424
Granted (in shares)	1,183,094	229,603	761,514
Vested (in shares)	(492,825)	(271,683)	(261,692)
Forfeited (in shares)	(93,438)	(151,120)	(64,638)
Outstanding at the end of the period (in shares)	1,462,239	865,408	1,058,608
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 185.17	$ 158.55	$ 83.60
Granted (in dollars per share)	301.62	249.31	185.40
Exercised (in dollars per share)	223.00	129.21	86.82
Forfeited (in dollars per share)	237.69	181.47	148.02
Outstanding, ending (in dollars per share)	$ 263.28	$ 185.17	$ 158.55
Share-based compensation expense	$ 217.8	$ 48.6	$ 32.3
Unrecognized compensation cost	$ 244.0
Weighted average recognized period	1 year 8 months 12 days
Ctrip 2007 Incentive Plan
Share-based compensation arrangement by share-based payment award
Number of shares, converted to RSU	1,901,372
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Requisite service period	4 years
Converted from option in January 2012 (in shares)	475,343